SUBSEQUENT EVENTS - Facility Agreement (Details) $ in Millions			1 Months Ended
	Mar. 27, 2023 USD ($)	Feb. 28, 2023 USD ($) item	Feb. 28, 2023 USD ($) item
SUBSEQUENT EVENTS
Term of facility			6 months
Subsequent events
SUBSEQUENT EVENTS
Maximum borrowing capacity		$ 140	$ 140
Amount drawn	$ 40	$ 100
Financial covenants, accrued but unpaid | item		5	5
Subsequent events | SOFR
SUBSEQUENT EVENTS
Margin on interest rate			0.85%